CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents		$ 21,433	$ 18,688
Short-term bank deposits		964	8,122
Accounts receivable, net		21,572	19,151
Other current assets and prepaid expenses		1,687	3,025
Inventory, net	[1]	39,269	36,664
Total current assets		84,925	85,650
NON-CURRENT ASSETS:
Investment in affiliates		1,019	169
Funds in respect of employee rights upon retirement		2,660	2,626
Deferred income taxes		896	890
Intangible assets, net		1,179	1,314
Property, plant and equipment, net		21,298	18,934
Total non-current assets		27,052	23,933
Total assets		111,977	109,583
CURRENT LIABILITIES:
Accounts payable		8,406	7,022
Accrued expenses		9,836	7,815
Total current liabilities		18,242	14,837
NON CURRENT LIABILITIES:
Other long-term liabilities		151	189
Liability in respect of employee rights upon retirement		2,994	2,871
Deferred income taxes		1,938	262
Total non-current liabilities		5,083	3,322
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)
Total liabilities		23,325	18,159
EQUITY:
Ordinary shares of NIS 0.9 par value : Authorized: 10,000,000 shares at December 31, 2016 and 2015; Issued: 9,102,917 shares at December 31, 2016 and 9,082,817 shares at December 31, 2015; Outstanding: 8,828,444 shares at December 31, 2016 and 8,808,344 shares at December 31, 2015		2,797	2,793
Additional paid-in capital		64,760	64,529
Treasury shares, at cost, 274,473 shares at December 31, 2016 and 2015		(2,088)	(2,088)
Accumulated other comprehensive loss		(73)	(4)
Retained earnings		23,256	26,194
Total shareholders' equity		88,652	91,424
Total liabilities and shareholders' equity		$ 111,977	$ 109,583

[1]	The total amount of Rotables included in the company inventory for the years ended December 31, 2016 and 2015 were $8,345 and $7,964, respectively.